Related Party Transactions (Details) - Schedule of operations through proceeds borrowed from related parties - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Related Party Transactions (Details) - Schedule of operations through proceeds borrowed from related parties [Line Items]
Total due to related parties	$ 1,013,641	$ 597,826
Zhentao Jiang [Member]
Related Party Transactions (Details) - Schedule of operations through proceeds borrowed from related parties [Line Items]
Total due to related parties	1,011,182	712,485
Wenjie Tang [Member]
Related Party Transactions (Details) - Schedule of operations through proceeds borrowed from related parties [Line Items]
Total due to related parties	(92,021)	(116,610)
Yufeng Mi [Member]
Related Party Transactions (Details) - Schedule of operations through proceeds borrowed from related parties [Line Items]
Total due to related parties	1,966	1,951
Hong Kong KISEN Co., Ltd [Member]
Related Party Transactions (Details) - Schedule of operations through proceeds borrowed from related parties [Line Items]
Total due to related parties	$ 92,514